Financial Assets and Financial Liabilities - Summary of Financial Instruments by Category (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale investments	¥ 800	¥ 645
Derivative financial instruments	151	148
Trade and notes receivables	2,124	2,660
Prepayments and other receivables	3,913	2,937
Restricted bank deposits and short-term bank deposits	51	43
Cash and cash equivalents	4,605	1,695
Other non-current assets	293	285
Total	11,937	8,413
Borrowings	63,801	56,732
Obligations under finance leases	66,868	61,041
Derivative financial instruments	325	58
Trade and bills payables	3,184	3,376
Other payables and accruals	12,964	12,942
Total	147,142	134,149
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments	325	58
Total	325	58
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings	63,801	56,732
Obligations under finance leases	66,868	61,041
Trade and bills payables	3,184	3,376
Other payables and accruals	12,964	12,942
Total	146,817	134,091
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and notes receivables	2,124	2,660
Prepayments and other receivables	3,913	2,937
Restricted bank deposits and short-term bank deposits	51	43
Cash and cash equivalents	4,605	1,695
Other non-current assets	293	285
Total	10,986	7,620
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments	151	148
Total	151	148
Available-for-sale investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale investments	800	645
Total	¥ 800	¥ 645